PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Prices and Generation (Details) $ / MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / MWh $ / MWh R$ / MWh € / MWh	Dec. 31, 2021 USD ($) R$ / MWh € / MWh $ / MWh $ / MWh
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ 2,254	$ 3,805
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ (132)	$ 158
North America | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	71.00%
North America | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	60.00%
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	95
Estimates of future electricity prices		126
North America | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	27.00%
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	92
Estimates of future electricity prices		99
Colombia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	52.00%
Colombia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	12.00%
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	352
Estimates of future electricity prices		554
Colombia | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	2.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	293
Estimates of future electricity prices		376
Brazil | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	82.00%
Brazil | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	62.00%
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	385
Estimates of future electricity prices | R$ / MWh		390
Brazil | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	47.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	320
Estimates of future electricity prices | R$ / MWh		290
Europe | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	100.00%
Europe | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	81.00%
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	66
Estimates of future electricity prices | € / MWh		74
Europe | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	65.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	72
Estimates of future electricity prices | € / MWh		62